Series A Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Series A Notes, Net Of Current Maturities [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31,
	2012	2011
Series A Notes	$450,040	$259,094
Less Current maturities	(58,275)	(29,612)
Carrying amount adjustments on Series A Notes(*)	16,158	7,412
Premium (discount) on Series A Notes, net	687	(1,575)
	$408,610	$235,319

(*) As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

Schedule Of Future Principal Payments For The Series A Notes
December 31, 2012
2013 (current maturities)	$58,275
2014	58,275
2015	58,275
2016	58,275
2017	58,275
2018 and after	175,510
$466,885